Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 10, 2025	Apr. 10, 2025	Jan. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	May 20, 2025	Mar. 17, 2025
Dividends [Abstract]
Dividends declared				$ 180	$ 1,327
Regular Quarterly Dividend for Q1-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 20, 2025
Dividend payable (in dollars per share)						$ 0.01
Dividend payable, date of payment				Jul. 10, 2025
Dividend payable, date of record				Jun. 30, 2025
Regular Quarterly Dividend for Q1-2025 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividend payable, date of payment	Jul. 10, 2025
Dividend payable, date of record	Jun. 30, 2025
Dividends paid	$ 92
Regular Quarterly Dividend for Q4-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 17, 2025
Dividend payable (in dollars per share)							$ 0.01
Dividend payable, date of payment				Apr. 10, 2025
Dividend payable, date of record				Mar. 27, 2025
Dividends paid		$ 88
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable, date of payment				Jan. 10, 2025
Dividend payable, date of record				Dec. 27, 2024
Dividends paid			$ 663